Loans (Details) - Schedule of Loan Portfolio - USD ($) $ in Thousands		Jun. 30, 2024	Jun. 30, 2023
Schedule of Loan Portfolio [Line Items]
Loans receivable - gross		$ 335,152	$ 315,441
Allowance for credit losses		(2,127)	(1,634)
Loans receivable - net	[1]	333,025	313,807
Land [Member]
Schedule of Loan Portfolio [Line Items]
Loans receivable - gross		964	470
Farm [Member]
Schedule of Loan Portfolio [Line Items]
Loans receivable - gross		1,169	1,346
Nonresidential Real Estate [Member]
Schedule of Loan Portfolio [Line Items]
Loans receivable - gross		34,308	30,217
Commercial and Industrial [Member]
Schedule of Loan Portfolio [Line Items]
Loans receivable - gross		700	1,184
One- To Four-Family [Member] | Residential Real Estate [Member]
Schedule of Loan Portfolio [Line Items]
Loans receivable - gross		256,216	240,076
Multi-Family [Member] | Residential Real Estate [Member]
Schedule of Loan Portfolio [Line Items]
Loans receivable - gross		15,815	19,067
Construction [Member] | Residential Real Estate [Member]
Schedule of Loan Portfolio [Line Items]
Loans receivable - gross		13,815	12,294
Loans on deposits [Member] | Consumer and Other [Member]
Schedule of Loan Portfolio [Line Items]
Loans receivable - gross		819	855
Home Equity [Member] | Consumer and Other [Member]
Schedule of Loan Portfolio [Line Items]
Loans receivable - gross		10,644	9,217
Automobile [Member] | Consumer and Other [Member]
Schedule of Loan Portfolio [Line Items]
Loans receivable - gross		117	104
Unsecured [Member] | Consumer and Other [Member]
Schedule of Loan Portfolio [Line Items]
Loans receivable - gross		$ 585	$ 611

[1]	Beginning July 1, 2023 the ACL was estimated based on current expected credit loss methodology. Prior to July 1, 2023, the estimate was based on the incurred loss methodology. See additional discussion in Note 1, Basis of Presentation.